Financing Receivable, Net - Schedule of Financing Receivables, Net (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Short-term:
Short-term financing receivables	¥ 6,478,949		¥ 4,080,316
Accrued interest receivable	103,158		54,880
Allowance for credit losses	(184,187)		(308,708)
Total short-term financing receivables, net	6,397,920	$ 927,611	3,826,488
Long-term:
Long-term financing receivables	473,545		260,650
Allowance for credit losses	(13,220)		(19,523)
Total long-term financing receivables, net	¥ 460,325	$ 66,741	¥ 241,127